Transactions and Balances with Related Parties (Details) - Schedule of compensation to key management personnel for employee services $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Schedule of Compensation to Key Management Personnel For Employee Services [Abstract]
Salaries, management and consulting fees and other short-term benefits	$ 262	$ 263	$ 300
Pension, post retirement and other benefits			2
Share-based payments	14	37	51
Total	$ 276	$ 300	$ 353
Number of persons	8	8	8